Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	$ (163,941,824)	¥ (1,061,982,351)	¥ (274,623,421)	¥ (168,205,494)
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange (gain)/loss	(1,504,930)	(9,748,638)	779,233	555,495
Impairment of goodwill and intangible assets	6,236,954	40,401,740	5,524,213	1,917,000
Allowance for doubtful accounts	1,500,808	9,721,931	15,741,163	2,741,279
Loss/(gain) on disposal of property and equipment	23,924	154,972	(10,761)	(35,096)
Depreciation of property and equipment (note 6)	8,037,828	52,067,444	41,352,354	33,177,649
Amortization of intangible assets (note 8)	3,276,580	21,225,033	8,669,777	3,964,862
Share-based compensation expense (note 12)	44,388,952	287,542,756	¥ 97,675,291	¥ 63,338,088
Gain on disposition of a subsidiary (note 4)	(10,973,147)	(71,081,854)
Net loss/(income) in non-consolidated affiliates (note 7)	(1,965,369)	(12,731,268)	¥ 18,035,390
Share of net (income)/loss in non-consolidated affiliates (note 7)	1,036,501	6,714,245	3,426,169	¥ (4,243,438)
Fair value changes of contingent consideration			(96,960)	1,062,426
Deferred income tax expense/ (benefit)	(1,100,256)	(7,127,238)	16,905,027	28,651,891
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	6,739,077	43,654,396	(16,026,976)	(42,770,214)
Prepaid expenses, advances to suppliers and other current assets	52,670	341,185	(75,957,501)	(35,058,887)
Other non-current assets	459,427	2,976,074	7,069,491	(21,046,406)
Amounts due from related parties	(25,365,569)	(164,313,083)	14,129,730	(42,504,637)
Accounts payable	27,921,249	180,868,270	109,882,124	57,085,449
Income taxes payable	489,090	3,168,227	(23,381,358)	7,961,821
Amounts due to related parties	(14,110,061)	(91,402,152)	30,900,107	7,375,647
Deferred revenue	3,412,128	22,103,085	26,345,716	11,001,127
Advances and deposits from customers	(2,229,637)	(14,443,142)	72,234,827	27,883,144
eCoupon program virtual cash liability	1,862,361	12,064,004	26,603,693	60,261,071
Accrued expenses and other current liabilities	552,373	3,578,164	26,206,494	59,524,584
Other liabilities	448,636	2,906,172	(799)	(1,000,000)
Net cash provided by (used in) operating activities	(114,752,235)	(743,342,028)	131,383,023	51,637,361
Cash flows from investing activities:
Purchases of property and equipment	(6,794,206)	(44,011,508)	(58,568,835)	(47,055,763)
Investment in non-consolidated affiliates (note 7)	(11,291,179)	(73,142,000)	(75,474,147)	(5,928,000)
Acquisition of businesses, net of cash acquired (note 3)	(771,867)	(5,000,000)	¥ (19,031,687)	¥ (18,300,000)
Proceeds from disposal of a subsidiary (note 4)	9,927,739	64,309,906
Proceeds from disposal of investment in non-consolidated affiliates (note 7)	2,987,125	19,350,000
Proceeds from disposal of property and equipment	8,709	56,412	¥ 50,701	¥ 115,644
Proceeds from cash dividend of non-consolidated affiliates				707,179
Proceeds received from maturity of short-term investments	311,779,913	2,019,647,921	¥ 1,817,518,823	1,741,502,010
Increase in restricted cash	(3,480,076)	(22,543,237)	(20,496,600)	(42,040,000)
Purchases of short-term investments	(147,815,702)	(957,520,550)	(1,638,353,054)	(1,645,800,264)
Net cash provided by (used in) investing activities	154,550,456	1,001,146,944	5,645,201	¥ (16,799,194)
Cash flows from financing activities:
Repurchase of ordinary shares			¥ (20,163,619)
Settlement of share-based awards	(13,365,636)	(86,579,914)
Exercise of share options	3,920,603	25,396,880	¥ 21,771,996	¥ 23,612,020
Settlement of payable to former shareholder				(1,974,010)
Net cash provided by (used in) financing activities	(9,445,033)	(61,183,034)	¥ 1,608,377	21,638,010
Effect of foreign exchange rate changes on cash	1,504,930	9,748,638	(807,577)	(555,495)
Net increase in cash and cash equivalents	31,858,118	206,370,520	137,829,024	55,920,682
Cash and cash equivalents at beginning of year	77,941,565	504,889,868	367,060,844	311,140,162
Cash and cash equivalents at end of year	109,799,683	711,260,388	504,889,868	367,060,844
Supplemental disclosures of cash flow information:
Cash paid for income taxes	2,755,247	17,847,936	23,618,281	22,866,590
Payable accrual for purchases of equipment and software	$ 120,308	779,332	3,118,740	2,891,531
Accrued purchase consideration			7,907,229	8,083,545
Accrued investment in non-consolidated affiliates			¥ 58,142,000	¥ 4,856,000
Receivable for the disposition of a subsidiary	$ 1,180,956	¥ 7,650,000